LOANS (Details 10) $ in Thousands	12 Months Ended
Jun. 30, 2015 USD ($)
Certain Loans Acquired In Transfer Accounted For As Debt Securities Future Cash Flow Not Estimable [Roll Forward]
Balance	$ 3,853
Additions	1,407
Reductions from payments and liquidations	(2,462)
Balance at end of the year	$ 2,798